Offerings	Oct. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00000625 per share
Amount Registered | shares	42,463,056
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 1,004,039,456.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,657.85
Offering Note	Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00000625 per share
Amount Registered | shares	3,846,154
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 15,310.00
Offering Note	This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a)